Investments	12 Months Ended
Dec. 31, 2015
Investments
2.	Investments

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale securities included in investments by major security type at December 31, 2015 and 2014 were as follows:

	December 31, 2015
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Noncurrent:
Government bonds	¥298	¥—	¥11	¥287
Corporate bonds	6	195	—	201
Fund trusts	63	1	—	64
Equity securities	20,461	23,482	1,094	42,849

	¥20,828	¥23,678	¥1,105	¥43,401

	December 31, 2014
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Noncurrent:
Government bonds	¥331	¥—	¥6	¥325
Corporate bonds	512	153	29	636
Fund trusts	84	—	—	84
Equity securities	20,905	19,765	17	40,653

	¥21,832	¥19,918	¥52	¥41,698

Maturities of available-for-sale debt securities included in investments in the accompanying consolidated balance sheets were as follows at December 31, 2015:

	Cost	Fair value
	(Millions of yen)
Due after five years	¥304	¥488

	¥304	¥488

Gross realized gains were ¥329 million, ¥2,540 million and ¥2,360 million for the years ended December 31, 2015, 2014 and 2013, respectively. Gross realized losses, including write-downs for impairments that were other-than-temporary, were ¥31 million, ¥31 million and ¥2 million for the years ended December 31, 2015, 2014 and 2013, respectively.

At December 31, 2015, substantially all of the available-for-sale securities with unrealized losses had been in a continuous unrealized loss position for less than twelve months.

Time deposits with original maturities of more than three months are ¥20,651 million and ¥71,863 million at December 31, 2015 and 2014, respectively, and are included in short-term investments in the accompanying consolidated balance sheets.

Aggregate cost of non-marketable equity securities accounted for under the cost method totaled ¥2,570 million and ¥1,164 million at December 31, 2015 and 2014, respectively. These investments were not evaluated for impairment at December 31, 2015 and 2014, respectively, because (a) Canon did not estimate the fair value of those investments as it was not practicable to estimate the fair value of the investments and (b) Canon did not identify any events or changes in circumstances that might have had significant adverse effects on the fair value of those investments.

Investments in affiliated companies accounted for by the equity method amounted to ¥20,415 million and ¥20,863 million at December 31, 2015 and 2014, respectively. Canon’s share of the net earnings (losses) in affiliated companies accounted for by the equity method, included in other income (deductions), were earnings of ¥447 million and ¥478 million for the years ended December 31, 2015 and 2014, respectively, and losses of ¥664 million for the year ended December 31, 2013.